Operating profit (Tables)	12 Months Ended
Dec. 31, 2019
Operating Profit [Abstract]
Disclosure of Detailed Information About Operating Profit

Operating profit is stated after charging/(crediting) the following:

	Note	2019 £m	2018 £m	2017 £m
Staff costs
Wages and salaries		2,116	1,959	1,926
Social security costs		230	215	213
Pensions	6	120	135	95
Share based remuneration		32	41	39
Total staff costs		2,498	2,350	2,273
Depreciation and amortisation
Amortisation of acquired intangible assets	15	294	287	313
Share of joint ventures’ amortisation of acquired intangible assets		1	1	1
Amortisation of internally developed intangible assets	15	249	225	203
Depreciation of property, plant and equipment	17	58	62	65
Depreciation of right-of-use assets		82	77	75
Total depreciation and amortisation		684	652	657
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses		2,755	2,638	2,628
Operating lease rentals expense		20	18	28
Operating lease rentals income		(1)	(3)	(3)